31. Risks and Financial Instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	R$ 295,580	R$ 233,332	R$ 200,816	R$ 178,444
Ipiranga
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	238,697	182,252
Ultragaz
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	39,034	33,804
Oxiteno
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	10,755	10,856
Extrafarma
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	4,922	3,449
Ultracargo
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Allowances for doubful accounts on trade receivable	R$ 2,172	R$ 2,971